CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Proceeds from Lines of Credit	$ 64,000	$ 0
Cash flows from operating activities:
Net income	47,349	52,694
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	13,734	11,340
Amortization of loan fees and debt premium	759	793
Unit-based compensation expense	3,497	3,708
Changes in operating assets and liabilities:
Accounts receivable - affiliates	9,344	5,454
Accounts receivable	(1,077)	2,412
Prepaids and other current assets	242	(595)
Accounts payable - affiliates	(1,607)	7,051
Accounts payable and accrued liabilities	(5,326)	6,412
Deferred revenue	(286)	277
Other assets and liabilities	(1,302)	(1,109)
Net cash provided by operating activities	65,327	88,437
Cash flows from investing activities:
Expenditures for property, plant and equipment	(7,671)	(46,467)
Purchases of marketable securities	0	(75,036)
Maturities of marketable securities	0	115,060
Net cash used in investing activities	(65,671)	(16,540)
Cash flows from financing activities:
Distributions to unitholders	(46,611)	(40,998)
Distributions to TVPC members	(11,250)	(12,254)
Contribution from parent	4,193	7,852
Repayment of revolving credit facility	9,700	0
Repayment of term loan	0	(39,664)
Payments of Financing Costs	271	0
Net cash used in financing activities	361	(85,064)
Net change in cash and cash equivalents	17	(13,167)
Cash and cash equivalents at beginning of year	19,664	64,221
Cash and cash equivalents at end of period	19,681	51,054
Supplemental disclosure of non-cash investing and financing activities:
Accrued capital expenditures	24	12,943
Issuance of affiliate note payable	0	11,600
Operating Segments [Member] | Non-Guarantor Subsidiaries [Member]
Proceeds from Lines of Credit	0
Cash flows from operating activities:
Net income	0	0
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	0	0
Amortization of loan fees and debt premium	0	0
Unit-based compensation expense	0	0
Changes in operating assets and liabilities:
Accounts receivable - affiliates	0	0
Accounts receivable	0	0
Prepaids and other current assets	0	0
Accounts payable - affiliates	0	0
Accounts payable and accrued liabilities	0	0
Deferred revenue	0	0
Other assets and liabilities	0	0
Net cash provided by operating activities	0	0
Cash flows from investing activities:
Expenditures for property, plant and equipment	0
Purchases of marketable securities		0
Maturities of marketable securities		0
Net cash used in investing activities	0	0
Cash flows from financing activities:
Distributions to unitholders	0	0
Distributions to TVPC members	0	0
Contribution from parent	0	0
Repayment of revolving credit facility	0
Repayment of term loan		0
Payments of Financing Costs	0
Net cash used in financing activities	0	0
Net change in cash and cash equivalents	0	0
Cash and cash equivalents at beginning of year	0	0
Cash and cash equivalents at end of period	$ 0	$ 0